Property, Plant and Equipment, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and Equipment Net (Textual)
Depreciation expense	$ 1,505,747	$ 512,333	$ 188,995
Liabilities assumed in connection with purchase of property, plant and equipment	$ 2,980,582	$ 2,636,770	$ 7,445,478